Long-term debt (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of Loans and Borrowings, Measured at Amortized Cost
Loans and borrowings, measured at amortized cost, as of December 31, 2019 and 2018 are summarized as follows:

	December 31, 2019	December 31, 2018
Current:
Short–term borrowings and current portion of long–term debt	$569,292	$589,366
Current portion-bonds	65,632	37,376
Short-term aircraft rentals - right of use (1)	229,260	—
Short-term other rentals - right of use (1)	7,860	—

	$872,044	$626,742

Noncurrent:
Long–term debt	$2,557,257	$2,830,922
Noncurrent portion-bonds	465,612	549,916
Long-term aircraft rentals – right of use (1)	899,265	—
Long-term other rentals – right of use (1)	62,145	—

	$3,984,279	$3,380,838

(1)	As of January 1, 2019, as a result of the adoption of IFRS 16, the Group recognize leases liabilities in connection with the right of use of assets recognized (see note 4).

Schedule of Outstanding Obligations
Terms and conditions of the Group’s outstanding obligations for periods ended December 31, 2019 and 2018, are as follows:

		December 31, 2019
	Due through	Weighted average interest rate	Nominal Value	Carrying Amount
Short–term borrowings	2020	6.43%	$128,671	$118,137
Long–term debt	2029	4.68%	4,185,526	3,008,412
Bonds– Luxembourg	2023	9.93%	550,000	531,244
Aircraft rentals	2031	4.92%	1,347,219	1,128,525
Other rentals	2037	7.37%	87,405	70,005

Total			$6,298,821	$4,856,323

		December 31, 2018
	Due through	Weighted average interest rate	Nominal Value	Carrying Amount
Short–term borrowings	2019	5.81%	$130,858	$119,866
Long–term debt	2029	4.76%	5,249,987	3,300,422
Bonds–Colombia	2019	9.87%	81,966	28,147
Bonds– Luxembourg	2020	7.95%	550,000	559,145

Total			$6,012,811	$4,007,580

Summary of Detail of the Debt Balance
Below we present the detail of the debt balance by type of loan:

	December 31, 2019	December 31, 2018
Aircraft	$1,831,470	$2,396,748
Corporate	1,295,079	1,023,540
Bonds	531,244	587,292
Right of use IFRS 16	1,198,530	—

	$4,856,323	$4,007,580

Summary of Bonds Issued and the Corresponding Balances
As of December 31, 2019, and 2018, bonds issued and the corresponding balances are as follows:

Issuing entity	Issue	Total placed in original currency (1)	Balance as of
			December 31,		December 31
			2019		2018
			Denominated currency (1)	In US Dollars	Denominated currency (1)	In US Dollars
Avianca	Series A	75,000	—	—	—	—

Avianca	Series B	158,630	—	—	—	—

Avianca	Series C	266,370	—	—	90,566	28,147

Total				$—		$28,147

(1)	Presentation of denominated currency in millions of Colombian pesos

Schedule of Future Payments on Long-term Debt

	Years
	One	Two	Three	Four	Five and thereafter	Total
December 31, 2019	$554,021	$540,615	$853,756	$612,874	$1,078,742	$3,640,008

December 31, 2018	$469,500	$457,737	$529,125	$608,026	$1,236,034	$3,300,422

Schedule of Future Payments on Bonds

	Years
	One	Two	Three	Four	Five and thereafter	Total
December 31, 2019	$105,022	$43,598	$43,598	$506,218	$—	$698,436

December 31, 2018	$37,376	$549,916	$—	$—	$—	$587,292

Schedule of Changes in Liabilities Derived from Financing Activities

Changes in liabilities derived from financing activities at December 31, 2019

	January 1, 2019	Adoption IFRS 16	New acquisitions (2)	New Leases (1)	Financial Cost	Payments	Interest Payments	Foreign exchange movement / Others	Reclassification (3)	December 31, 2019
Current interest-bearing loans and borrowings (excluding items listed below)	$119,866	$—	$26,717	$—	$7,563	$(27,833)	$(7,207)	$(969)	$—	$118,137
Current portion of long-term credits (excluding items listed below)	469,500	—	144,783	—	155,444	(378,893)	(162,096)	(6,976)	229,393	451,155
Current Bonds	587,292	—	—	—	47,112	(26,820)	(53,866)	(3,667)	(484,419)	65,632
Non-current bonds	—	—	465,612	—	—	—	—	—	—	465,612
Non-current portion of long term debt	2,830,922	—	454,055	—				(7,869)	(719,851)	2,557,257
Aircraft rentals – right of use	—	1,010,200	—	313,001	49,081	(194,676)	(49,081)	—	—	1,128,525
Other rentals – right of use	—	69,533	—	9,144	2,804	(9,518)	(2,804)	846	—	70,005

Total liabilities from financing activities	$4,007,580	$1,079,733	$1,091,167	$322,145	$262,004	$(637,740)	$(275,054)	$(18,635)	$(974,877)	$4,856,323

(1)	Goods and equipment acquired during the period under finance and operative lease; these movements have no effect on the consolidated statement of cash flows.
(2)
The value indicated in the cash flow is $616,555, the difference of $465,612 corresponds to the value of the bonds exchanged ($484,419) in December 2019 less transaction costs ($18,807) and $9,000 corresponds to a loan acquired by Aerounion for the acquisition of the Airbus A330 aircraft with Scotiabank Bank, a movement that is not shown because it is related to property and equipment.

(3)
A reclassification of long-term short-term debt of $34,407 has been made for purposes of non-compliance
in some terms and conditions of our debts, which are currently being negotiated. Likewise, $490,458 was reclassified corresponding to debt associated with assets that are available for sale. Additionally, the decrease in the debt of the initial bonds that were exchanged for $484,419 in December 2019.

Changes in liabilities derived from financing activities at December 31, 2018

	January 1, 2018	New acquisitions	New Leases (1)	Financial Cost (2)	Payments	Interest Payments	Foreign exchange movement	December 31, 2018
Current interest-bearing loans and borrowings (excluding itmes listed below)	$79,263	$68,866	$—	$5,556	$(27,691)	$(4,572)	$(1,556)	$119,866
Current portion of long-term credits (excluding items listed below)	463,351	—	—	141,337	(103,630)	(56,650)	25,092	469,500
Current Bonds	29,458	—	—	57,940	—	(51,044)	1,022	37,376
Non-current obligations under financial lease agreements and purchase agreements	2,600,450	234,774	427,751	23,063	(324,748)	(96,443)	(33,925)	2,830,922
Bonds	579,591	—	—	5,416	(27,404)	—	(7,687)	549,916

Total liabilities from financing activities	$3,752,113	$303,640	$427,751	$233,312	$(483,473)	$(208,709)	$(17,054)	$4,007,580

(1)	Goods and equipment acquired during the period under finance lease; these movements have no effect on the statement of cash flows.
(2)
This column contains the value of the pending interest for the year ended to 2018 for $212,294 and the initial balance of interest payable related to the financial obligations of $21,018. In the year 2017 the interest caused was $183,332 and these were presented as accounts payable.

Aircraft Rights Of Use [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Disclosure Of Schedule Of Future Payments On Aircraft right of use

	Years
	One	Two	Three	Four	Five and thereafter	Total
December 31, 2019	$256,192	$238,618	$226,537	$198,880	$323,329	$1,243,556

Other right of use [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Disclosure Of Schedule Of Future Payments On Other right of use

	Years
	One	Two	Three	Four	Five and thereafter	Total
December 31, 2019	$8,318	$8,141	$7,557	$7,487	$46,812	$78,315

Avianca Holdings S.A., Avianca Leasing, LLC and Grupo Taca Holdings Limited [member]
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of senior notes outstanding and the corresponding balances
As of December 31, 2019, and 2018 the Senior Notes outstanding, and the corresponding balances are as follows:

Issuing entities	Original currency	Total placed in original currency	Balance as of
			December 31,	December 31,
			2019	2018
Avianca Holdings S.A., Avianca Leasing LLC and Grupo Taca Holdings Limited	USD	550,000	$65,632	$559,145

Issuers:	Avianca Holdings S.A., Avianca Leasing, LLC, and Grupo Taca Holdings Limited

Guarantors:	Avianca Costa Rica, S.A., Avianca Perú S.A., and Taca International Airlines, S.A. fully and unconditionally guarantee the total Notes. Aerovías del Continente Americano – Avianca, S.A. unconditionally guarantee the obligations of Avianca Leasing, LLC under the Senior Notes in an amount equal to $367 million.

Pending bonds	$ 65,581 aggregate capital amount of 8.375% Senior Bonds payable in 2020.

Initial Issue Price:	98.706%

Initial Issue Date:	May 10, 2013

Issue Amount:	$300 million

Interest:	The Senior Notes will bear interest at a fixed rate of 8.375% per year. The first issuance is payable semiannually in arrears on May 10 and November 10 of each year, commencing on November 10, 2013. Interest will accrue from May 10, 2013. The second issuance is payable semiannually in arrears on May 10 and November 10 of each year, commencing on May 10, 2014.

Second Issue Price:	104.50%

Second Issue Date:	April 8, 2014

Maturity Date:	The Senior Notes will mature on May 10, 2020.

Avianca Holdings SA [member]
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of senior notes outstanding and the corresponding balances

			Balance as of
Issuing entities	Original currency	Total placed in original currency	December 31,	December 31,
			2019	2018
Avianca Holdings S.A.	USD	484,419	$465,612	—

Issuers:	Avianca Holdings S.A.

Guarantors:	Avianca Costa Rica, S.A., Avianca Perú S.A., and Taca International Airlines, S.A. fully and unconditionally guarantee the total Notes. Aerovías del Continente Americano – Avianca, S.A. unconditionally guarantee the obligations of Avianca Leasing, LLC under the Senior Notes in an amount equal to $367 million.

Pending bonds	$484,419 aggregate capital amount of 9.00% Senior Bonds payable in 2023

Initial Issue Date:	December 31, 2019

Issue Amount:	$484,419

Interest:	The Senior Notes will bear interest at a fixed rate of 9.00% per year. The first issuance is payable semiannually in arrears on May 10 and November 10 of each year, commencing on November 10. Interest will accrue from May 10, 2020. The interest are accumulated from December 31, 2019

Transaction costs	The transaction costs associated with this new bond issue were $18,807, which are presented as a lower value of the initial carry amounts.

Maturity Date:	The Senior Notes will mature on May 10, 2023